Federated Hermes Global Equity Fund
Portfolio of Investments
August 31, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.9%
		Australia—1.7%
2,362		Ampol Ltd.	$44,835
6,904		Goodman Group	92,554
		TOTAL	137,389
		Austria—0.2%
550	[1]	OMV AG	17,914
		Brazil—1.0%
4,800		Magazine Luiza SA	81,675
		China—4.4%
2,600	[1]	Alibaba Group Holding Ltd.	93,543
9,000	[1]	China Mengniu Dairy Co. Ltd.	44,047
5,500		China Mobile Ltd.	38,375
6,000		China Resources Logic Ltd.	28,049
8,000		Ping An Insurance (Group) Co. of China Ltd.	84,768
37,690		Shenzhen International Holdings Ltd.	60,373
		TOTAL	349,155
		Denmark—1.8%
1,548		Novo Nordisk A/S	102,348
261		Orsted A/S	36,931
		TOTAL	139,279
		Finland—2.0%
15,206		Nokia Oyj	74,182
5,630		Stora Enso Oyj, Class R	82,956
		TOTAL	157,138
		France—1.2%
557		Gaztransport Et Technigaz	52,413
485		Vinci SA	45,444
		TOTAL	97,857
		Germany—0.6%
712		Vonovia SE	50,978
		Hong Kong—1.0%
8,134		AIA Group Ltd.	82,756
		Hungary—0.5%
1,136	[1]	OTP Bank RT	38,217
		Indonesia—0.5%
213,100		PT Telekomunikasi Indonesia Tbk	41,762
		Italy—0.6%
4,874	[1]	UniCredit SpA	48,018
		Japan—6.1%
1,100		Daifuku Co.	96,601
600		FUJIFILM Holdings Corp.	28,556
1,600		Kurita Water Industries Ltd.	49,977
1,700		Lion Corp.	36,210
1,366		Nippon Telegraph & Telephone Corp.	31,092
1,000		Nitto Denko Corp.	60,652
1,100		Omron Corp.	80,483
3,600		ORIX Corp.	44,446

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
700		Sony Corp.	$54,777
		TOTAL	482,794
		Netherlands—2.7%
463		ASML Holding NV	173,611
1,238		Koninklijke Ahold NV	37,284
		TOTAL	210,895
		Norway—0.3%
1,231		Aker BP ASA	24,407
		South Korea—1.8%
19		LG Household & Health Care Ltd.	23,635
1,473		Samsung Electronics Co. Ltd.	66,975
304		Samsung Fire & Marine Insurance	47,721
		TOTAL	138,331
		Spain—2.2%
410	[1]	Aena SME SA	61,281
3,511		Iberdrola SA	44,247
2,653		Siemens Gamesa Renewable Energy SA	71,287
		TOTAL	176,815
		Sweden—2.1%
2,490	[1]	Essity Aktiebolag	85,714
6,209	[1]	Svenska Cellulosa AB SCA, Class B	80,076
		TOTAL	165,790
		Switzerland—5.4%
319		Lonza Group AG	197,659
943		Nestle S.A.	113,313
324		Roche Holding AG	113,231
		TOTAL	424,203
		Taiwan—2.6%
9,000		Giant Manufacturing Co. Ltd.	93,206
1,450		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	114,913
		TOTAL	208,119
		United Kingdom—1.9%
11,946		M&G PLC	27,626
4,658		Prudential PLC	76,962
4,857		Tate & Lyle PLC	44,488
		TOTAL	149,076
		United States—59.3%
1,640		Abbott Laboratories	179,531
628		Accenture PLC	150,676
424		Activision Blizzard, Inc.	35,412
82	[1]	Alphabet, Inc., Class A	133,621
56	[1]	Alphabet, Inc., Class C	91,514
94	[1]	Amazon.com, Inc.	324,390
413		American Tower Corp.	102,899
553		American Water Works Co., Inc.	78,161
465		Amgen, Inc.	117,794
466		Analog Devices, Inc.	54,466
2,700		Apple, Inc.	348,408
4,148		Bank of America Corp.	106,769
1,066		Baxter International, Inc.	92,817

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
532	[1]	Berkshire Hathaway, Inc., Class B	$115,997
120	[1]	Biogen, Inc.	34,517
818		Capital One Financial Corp.	56,466
492		Chubb Ltd.	61,500
1,239		Citigroup, Inc.	63,338
461		Cognex Corp.	31,897
454	[1]	Copart, Inc.	46,907
2,582		Delta Air Lines, Inc.	79,655
2,641	[1]	Discovery, Inc., Class A	58,274
1,150		Hess Corp.	52,946
717	[1]	Ingersoll-Rand, Inc.	25,138
573		Kimberly-Clark Corp.	90,396
240		Lam Research Corp.	80,722
180	[1]	Lululemon Athletica Inc.	67,621
1,233	[1]	Micron Technology, Inc.	56,114
1,294		Microsoft Corp.	291,836
93		MSCI, Inc., Class A	34,714
102	[1]	O'Reilly Automotive, Inc.	47,494
5,548	[1]	Oasis Petroleum Inc.	3,081
312	[1]	PayPal Holdings, Inc.	63,692
1,170		Procter & Gamble Co.	161,846
1,005		Prudential Financial, Inc.	68,109
342		Robert Half International, Inc.	18,194
467		Royal Caribbean Cruises, Ltd.	32,148
347	[1]	Salesforce.com, Inc.	94,610
741		Sysco Corp.	44,564
945		The Travelers Cos., Inc.	109,658
392		Thermo Fisher Scientific, Inc.	168,160
2,053		TJX Cos., Inc.	112,484
807		Trane Technologies PLC	95,541
1,180		UGI Corp.	40,745
1,696		Verizon Communications, Inc.	100,522
729		Visa, Inc., Class A	154,541
1,165		Walt Disney Co.	153,629
1,784		Weyerhaeuser Co.	54,073
722		Zoetis, Inc.	115,592
		TOTAL	4,703,179
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $6,616,305)	7,925,747
		OTHER ASSETS AND LIABILITIES - NET—0.1%[2]	4,135
		TOTAL NET ASSETS—100%	$7,929,882

Non-income-producing security.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,703,179	$—	$—	$4,703,179
International	196,588	3,025,980	—	3,222,568
TOTAL SECURITIES	$4,899,767	$3,025,980	$—	$7,925,747
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt